Fixed Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Fixed assets are recorded at cost and, once placed in service, are depreciated on the straight-line method over the estimated useful lives. Fixed assets consist of the following:

	Estimated	As of December 31,	As of June 30,
	Useful Lives in years	2016	2016

Office equipment and furniture	3 - 5	$240,000	$201,000
Leasehold improvements	3	112,000	45,000
Lab equipment	3 - 5	90,000	90,000
Manufacturing equipment	5	7,000	7,000
Less accumulated depreciation and amortization		(157,000)	(112,000)
Fixed assets, net		$292,000	$231,000

Fixed assets consist of the following:

	Estimated	June 30,
	Useful Lives in years	2016	2015

Office equipment and furniture	3 - 5	$201,000	$-
Lab equipment	3 - 5	90,000	90,000
Leasehold improvements	3	45,000	-
Manufacturing equipment	5	7,000	-
Less accumulated depreciation and amortization		(112,000)	(60,000)

Fixed assets, net		$231,000	$30,000

Aytu recorded the following depreciation expense in the respective periods:

	Year Ended June 30,
	2016	2015

Depreciation expense	$51,000	$27,000